UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3,140	$ 76,335	$ 27	$ (2,088)	$ 13,269	$ 90,683
Balance, shares at Dec. 31, 2023	10,377,085
Comprehensive income	$ 0	0	94	0	7,592	7,686
Exercise of option	$ 12	(12)	0	0	0	0
Exercise of option, shares	84,006
Cancellation of par value	$ (3,152)	3,152	0	0	0	0
Issuance of common shares on public offering, net of issuance costs	$ 0	9,923	0	0	0	9,923
Issuance of common shares on public offering, net of issuance costs, shares	673,340
Share based compensation	$ 0	210	0	0	0	210
Balance at Sep. 30, 2024	$ 0	89,608	121	(2,088)	20,861	108,502
Balance, shares at Sep. 30, 2024	11,134,431
Balance at Jun. 30, 2024	$ 3,152	76,512	164	(2,088)	17,996	95,736
Balance, shares at Jun. 30, 2024	10,426,194
Comprehensive income	$ 0	0	(43)		2,865	2,822
Comprehensive income (shares)	34,897
Exercise of option	$ (3,152)	3,152	0	0	0	0
Issuance of common shares on public offering, net of issuance costs	$ 0	9,923	0	0	0	9,923
Issuance of common shares on public offering, net of issuance costs, shares	673,340
Share based compensation	$ 0	21	0	0	0	21
Balance at Sep. 30, 2024	$ 0	89,608	121	(2,088)	20,861	108,502
Balance, shares at Sep. 30, 2024	11,134,431
Balance at Dec. 31, 2024	$ 0	89,697	(76)	(2,088)	24,436	111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income	$ 0	0	575	0	12,096	12,671
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	142,981
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	680	0	0	0	680
Balance at Sep. 30, 2025	$ 0	135,745	499	(2,088)	36,532	170,688
Balance, shares at Sep. 30, 2025	13,225,110
Balance at Jun. 30, 2025	$ 0	135,578	600	(2,088)	31,691	165,781
Balance, shares at Jun. 30, 2025	13,161,762
Comprehensive income	$ 0	0	(101)	0	4,841	4,740
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	63,348
Share based compensation	$ 0	167	0	0	0	167
Balance at Sep. 30, 2025	$ 0	$ 135,745	$ 499	$ (2,088)	$ 36,532	$ 170,688
Balance, shares at Sep. 30, 2025	13,225,110